Note 13 - Long-term Debt (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 28, 2023
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,159,419	$ 1,235,898
Letters of Credit Outstanding, Amount		18,324	$ 18,582
Senior Unsecured Notes [Member]
Debt Instrument, Face Amount		$ 542,044
Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,250,000			$ 1,750,000
Debt Instrument, Term	5 years
Debt, Weighted Average Interest Rate		5.90%	6.70%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.125%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.11%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.35%